FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Financial assets
Cash and cash equivalents	$ 5,341	$ 10,545	$ 13,104	$ 23,352
Financial liabilities
Lease liability - current	50
Lease liability - non-current	225
Warrant liability	7,400
Deferred purchase price payable - Tarus	7,329	7,179
Deferred obligation - iOx milestone		4,126
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	5,341	10,545
Prepaid expenses and other receivables	2,175	2,689
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in public company
Financial liabilities
Accounts payable and accrued liabilities	2,658	1,865
Lease liability - current	50
Lease liability - non-current	225
Warrant liability
Deferred purchase price payable - Tarus
Deferred obligation - iOx milestone
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in public company	5,544	2,087
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment		442
Investment in associate	452	806
Investment in public company
Financial liabilities
Accounts payable and accrued liabilities
Lease liability - current
Lease liability - non-current
Warrant liability	7,443
Deferred purchase price payable - Tarus	7,329	7,179
Deferred obligation - iOx milestone		$ 4,126